Note 4 - Liquidity and Management Plans (Details Textual) - USD ($)		1 Months Ended	6 Months Ended
	May 05, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Sun BioPharma Australia Pty Ltd. [Member]
Proceeds from Income Tax Refunds	$ 772,000
Private Placement [Member] | Purchase Agreements [Member]
Proceeds from Issuance of Private Placement			$ 1,755,000
Private Placement [Member]
Proceeds from Issuance of Private Placement		$ 1,755,000
Proceeds from Issuance of Private Placement			$ 1,603,000